Related parties - Transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties
Guarantees received	$ 0	$ 0
Provision for expected credit losses		0
Frontier Airlines Inc
Related parties
Code-share	0	5	$ 3,547
MRO Commercial, S.A.
Related parties
Aircraft maintenance	15,674	11,097
Technical support	17
Grupo Aeroportuario del Centro Norte
Related parties
Airport service	12,263	9,792	6,607
A&P International Services, S.A.P.I ("AISG")
Related parties
Aircraft maintenance	2,895	914
Chevez, Ruiz, Zamarripa y Ca., S.C
Related parties
Professional fees	1,175	923	238
Mijares, Angoitia, Corts y Fuentes, S.C.
Related parties
Professional fees	225	196	214
Servprot S.A. de C.V.
Related parties
Security service	$ 115	207	175
Aeromantenimiento, S.A.
Related parties
Aircraft maintenance		3,690	7,964
Technical support		$ 170	$ 143